Share-based payments - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares Warrants $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 Warrants shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 Warrants shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited | shares			0
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,		$ 10.08				$ 10.08				$ 10
SARs forfeited		10				10				10
Weighted average exercise price, Outstanding at December 31,		10.08				10.08				10.08
SARs exercisable	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of share options, outstanding at January 1, | shares			3,666,000				3,696,000				3,644,000
SARs forfeited | shares			24,000				30,000				48,000
Number of share options, outstanding at December 31, | shares			3,642,000				3,666,000				3,696,000
SARs exercisable | shares	0	0	0	0	0	0	0	0	0	0	0	0
Weighted average remaining contract life (years)	6 years 6 months 18 days				7 years 6 months 18 days				8 years 6 months 18 days
Performance Based Options [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted		$ 0				$ 0				$ 12.92
SARs granted | shares			0				0				100,000
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,		10.07				10.57				9.87
SARs forfeited		9.7				10.63				10.01
SARs exercised		9.96				10.4				10
SARs expired		10.85				10.22				0
Weighted average exercise price, Outstanding at December 31,		9.87				10.07				10.57
SARs exercisable	$ 10.06	$ 10.06	$ 10.06	$ 10.06	$ 10.33	$ 10.33	$ 10.33	$ 10.33	$ 9.86	$ 9.86	$ 9.86	$ 9.86
Number of share options, outstanding at January 1,			6,129,160	6,129,160			3,725,619	3,725,619				1,910,182
SARs forfeited | shares			326,895				182,832				149,178
SARs exercised | Warrants				12,832				16,312				3,093
SARs expired | shares			36,297				17,035				0
Number of share options, outstanding at December 31,			7,757,974				6,129,160	6,129,160			3,725,619	3,725,619
SARs exercisable | shares	3,048,090	3,048,090	3,048,090	3,048,090	1,438,413	1,438,413	1,438,413	1,438,413	557,401	557,401	557,401	557,401
Weighted average remaining contract life (years)	8 years 4 months 28 days				8 years 10 months 13 days				9 years 4 months 9 days
Additional Grants Under 2020 and 2022 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted		$ 9.28				$ 9.39				$ 11.22
SARs granted | Warrants				2,004,838				2,619,720				1,967,708
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,		2.74				2.64				2.58
SARs exercised		1.24				1.24				1.29
SARs expired		0.85				1.35				1.29
Weighted average exercise price, Outstanding at December 31,		2.81				2.74				2.64
SARs exercisable	$ 2.81	$ 2.81	$ 2.81	$ 2.81	$ 2.75	$ 2.75	$ 2.75	$ 2.75	$ 2.61	$ 2.61	$ 2.61	$ 2.61
Number of share options, outstanding at January 1,			525,181	525,181			566,311	566,311				594,844
SARs exercised | shares			20,951				20,337				8,180
SARs expired | shares			11				8,465				1,805
Number of share options, outstanding at December 31,			503,310				525,181	525,181			566,311	566,311
SARs exercisable | shares	503,310	503,310	503,310	503,310	392,258	392,258	392,258	392,258	193,727	193,727	193,727	193,727
Weighted average remaining contract life (years)	4 years 3 days				5 years 3 days				6 years 3 days
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited		$ 1.14				$ 1.36				$ 1.3
SARs forfeited | shares			909				12,328				18,548
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,		10				10				10
SARs forfeited										10
SARs exercised		10				10				10
SARs expired		10				10
Weighted average exercise price, Outstanding at December 31,		10				10				10
SARs exercisable	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10
Number of share options, outstanding at January 1,			1,348,004	1,348,004			1,406,468	1,406,468				1,422,556
SARs forfeited | shares											9,254
SARs exercised | Warrants				720				11,910				6,834
SARs expired | shares			4,636				46,554
Number of share options, outstanding at December 31,			1,342,648				1,348,004	1,348,004			1,406,468	1,406,468
SARs exercisable | shares	1,342,648	1,342,648	1,342,648	1,342,648	1,348,004	1,348,004	1,348,004	1,348,004	1,406,468	1,406,468	1,406,468	1,406,468
Weighted average remaining contract life (years)	6 years 6 months				7 years 6 months				8 years 6 months